Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 96.4%
AUSTRALIA — 1.7%
Cochlear Ltd.	38,219	$4,747,472
BRAZIL — 3.0%
MercadoLibre, Inc.*	5,548	4,592,524
Raia Drogasil SA	890,800	3,756,838
		8,349,362
CANADA — 2.0%
Canadian Pacific Railway Ltd.	40,500	2,703,518
Shopify, Inc., Class A *	102,240	2,754,346
		5,457,864
CHINA — 12.0%
Alibaba Group Holding Ltd.*	406,856	4,060,154
Baidu, Inc., Class A *	147,608	2,172,967
BeiGene Ltd.*	141,869	1,462,865
Contemporary Amperex Technology Co., Ltd., Class A	54,955	3,094,230
Li Ning Co., Ltd.	431,000	3,270,378
LONGi Green Energy Technology Co., Ltd., Class A	521,686	3,499,977
Meituan, Class B *	204,300	4,293,663
Ping An Insurance Group Co. of China Ltd., Class H	622,500	3,105,525
Prosus NV*	118,158	6,147,361
Trip.com Group Ltd.*	70,854	1,914,490
		33,021,610
FRANCE — 4.9%
Kering	5,835	2,588,107
LVMH Moet Hennessy Louis Vuitton SE	7,521	4,434,192
Remy Cointreau SA	32,063	5,320,806
Ubisoft Entertainment SA*	44,099	1,211,952
		13,555,057
GERMANY — 4.1%
adidas AG	16,413	1,886,859
Auto1 Group SE*	106,585	666,367
Bechtle AG	127,146	4,570,756
Nemetschek SE	37,634	1,786,363
Zalando SE*	124,934	2,440,329
		11,350,674
HONG KONG — 3.4%
AIA Group Ltd.	595,200	4,955,580
Techtronic Industries Co., Ltd.	472,000	4,503,882
		9,459,462
INDIA — 6.1%
Asian Paints Ltd.	93,539	3,824,027
Housing Development Finance Corp., Ltd.	258,686	7,217,218
ICICI Lombard General Insurance Co., Ltd.	110,736	1,560,394
MakeMyTrip Ltd.*	54,285	1,666,549
United Spirits Ltd.*	240,967	2,481,584
		16,749,772
JAPAN — 19.8%
Denso Corp.	48,900	2,235,863
Kao Corp.	40,400	1,643,891
Keyence Corp.	10,200	3,371,717
Murata Manufacturing Co., Ltd.	86,100	3,962,940
Nidec Corp.	65,900	3,688,829
Olympus Corp.	334,500	6,435,022
Pigeon Corp.	71,900	1,051,116
Recruit Holdings Co., Ltd.	93,700	2,699,090
Shimano, Inc.	23,500	3,676,930

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
JAPAN (continued)
Shiseido Co., Ltd.	166,500	$5,835,364
SMC Corp.	12,000	4,883,645
SoftBank Group Corp.	60,900	2,063,969
Sugi Holdings Co., Ltd.	30,500	1,224,820
Suzuki Motor Corp.	84,500	2,630,497
Sysmex Corp.	71,100	3,799,317
Unicharm Corp.	109,500	3,592,135
Z Holdings Corp.	738,800	1,958,311
		54,753,456
MEXICO — 0.8%
Wal-Mart de Mexico SAB de CV	601,349	2,111,940
NETHERLANDS — 4.4%
Adyen NV*	2,147	2,677,657
ASML Holding NV	14,122	5,850,449
IMCD NV	30,306	3,593,127
		12,121,233
NEW ZEALAND — 1.0%
Xero Ltd.*	62,192	2,878,034
PORTUGAL — 1.5%
Jeronimo Martins SGPS SA	224,184	4,175,073
SINGAPORE — 2.6%
United Overseas Bank Ltd.	394,199	7,139,961
SOUTH KOREA — 1.4%
Coupang, Inc.*	116,967	1,949,840
NAVER Corp.	13,501	1,798,552
		3,748,392
SWEDEN — 5.7%
Atlas Copco AB, A Shares	35,164	326,827
Atlas Copco AB, B Shares	634,684	5,260,904
Epiroc AB, B Shares	248,003	3,127,234
Investor AB, B Shares	238,243	3,476,257
Nibe Industrier AB, B Shares	410,168	3,658,791
		15,850,013
SWITZERLAND — 3.2%
Cie Financiere Richemont SA	62,261	5,877,154
Lonza Group AG	5,985	2,914,044
		8,791,198
TAIWAN — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	139,787	9,583,797
THAILAND — 0.4%
Thai Beverage PCL	2,842,700	1,183,458
UNITED KINGDOM — 11.5%
Ashtead Group PLC	31,858	1,430,737
Auto Trader Group PLC	747,605	4,239,720
Burberry Group PLC	118,349	2,364,080
Experian PLC	97,265	2,847,199
Farfetch Ltd., Class A *	203,822	1,518,474
Games Workshop Group PLC	33,446	2,138,660
Hargreaves Lansdown PLC	278,833	2,670,397
Intertek Group PLC	53,173	2,181,639
Rightmove PLC	839,912	4,480,848
Trainline PLC*	714,487	2,518,530
Weir Group PLC (The)	185,135	2,866,117
Wise PLC, Class A *	358,641	2,617,490
		31,873,891

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
UNITED STATES — 3.4%
Mettler-Toledo International, Inc.*	6,822	$7,395,867
Spotify Technology SA*	22,788	1,966,604
		9,362,471
Total Common Stocks (cost $259,250,584)		266,264,190

PREFERRED STOCKS — 2.3%
GERMANY — 2.3%
Sartorius AG 0.36% (cost $2,165,559)	18,235	6,307,565
TOTAL INVESTMENTS — 98.7% (cost $261,416,143)		$272,571,755
Other assets less liabilities — 1.3%		3,504,936
NET ASSETS — 100.0%		$276,076,691

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited (the “Manager”) retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$42,518,827	$223,745,363	$–	$266,264,190
Preferred Stocks**	–	6,307,565	–	6,307,565
Total	$42,518,827	$230,052,928	$–	$272,571,755

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.